Condensed Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 4,983		$ 122,801	$ (969)	$ (113,350)	$ 13,465
Balance (in Shares) at Dec. 31, 2024	[1]	1,145,451
Issuance of ordinary shares and warrants, net of issuance costs		$ 509		2,593			3,102
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	[1]	120,000
Issuance of ordinary shares in connection with equity incentive plans
Issuance of ordinary shares in connection with equity incentive plans (in Shares)	[1]	6,150
Share-based compensation				737			737
Net loss						(4,799)	(4,799)
Balance at Jun. 30, 2025		$ 5,492		126,131	(969)	(118,149)	12,505
Balance (in Shares) at Jun. 30, 2025	[1]	1,271,601
Balance at Dec. 31, 2025		$ 5,492		126,397	(969)	(124,839)	$ 6,081
Balance (in Shares) at Dec. 31, 2025		1,280,301	[1]				1,280,301	[2]
Issuance of ordinary shares and warrants, net of issuance costs		$ 773		946			$ 1,719
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	[1]	160,000
Issuance of ordinary shares in connection with equity incentive plans
Issuance of ordinary shares in connection with equity incentive plans (in Shares)	[1]	4,049
Proceeds on account of shares yet to be issued, net of issuance costs				620			620
Share-based compensation				348			348
Net loss						(5,823)	(5,823)
Balance at Jun. 30, 2026		$ 6,265		$ 128,311	$ (969)	$ (130,662)	$ 2,945
Balance (in Shares) at Jun. 30, 2026		1,444,350	[1]				1,444,350	[2]

[1]	Adjusted to reflect the reverse stock splits, see Note 6 and 8.
[2]	Adjusted to reflect the reverse stock splits, see Note 6 and 8.